UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30,2005
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): 	[ ] is a restatement.
                             		[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Provident Capital Corp.
Address:		4130 La Jolla Village Drive
			Suite 203
			La Jolla, CA  92037
13F File Number:	028-04927

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of the Reporting Manager:

Name:	Robbins Y. Tong
Title:	President
Phone:	858-623-8459

Signature, Place, and Date of Signing:



Robbins Y. Tong, La Jolla, California		Date

Report Type (Check only one):
[X] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:	None

FORM 13F SUMMARY PAGE

REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS:		0
FORM 13F INFORMATION TABLE ENTRY TOTAL:	26
FORM 13F INFORMATION TABLE VALUE TOTAL:	$65,227,000

LIST OF OTHER INCLUDED MANAGERS:		NONE

FORM 13F INFORMATION TABLE
AS OF DATE:  09/30/2005

                                                              VALUE    SHARES/   SH/ PUT/ INVSTMT   VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT   PRN CALL DSCRETN SOLE   SHARED   NONE
	  --------------	   --------------   -----    --------  -------	 --- ---- ------- -----	 ------- -----

AMGEN INC COM                           COM        31162100     536     6728     SH        SOLE     0      0     6728
APPLERA CORP COM APPLIED BIO            COM        38020103    5275     227000   SH        SOLE     0      0     227000
APPLIED MATLS INC COM                   COM        38222105    2770     163303   SH        SOLE     0      0     163303
BARRICK GOLD CORP COM                   COM        67901108   10048     345883   SH        SOLE     0      0     345883
CHUBB CORP                              COM       171232101    2243     25050    SH        SOLE     0      0     25050
COHERENT INC                            COM       192479103    4675     159675   SH        SOLE     0      0     159675
COMPUWARE CORP COM                      COM       205638109    1410     148425   SH        SOLE     0      0     148425
CONOCOPHILLIPS COM                      COM       20825C104    7893     112900   SH        SOLE     0      0     112900
CONVERGYS CORP COM                      COM       212485106    3361     233900   SH        SOLE     0      0     233900
EXXON MOBIL CORP COM                    COM       30231G102     291     4586     SH        SOLE     0      0     4586
GERON CORP COM                          COM       374163103    4615     449406   SH        SOLE     0      0     449406
INFINEON TECHNOLOGIES AG ADR S          COM       45662N103     209     21100    SH        SOLE     0      0     21100
INGRAM MICRO INC CL A                   COM       457153104    1283     69200    SH        SOLE     0      0     69200
INTERWOVEN INC COM NEW                  COM       46114T508     894     109400   SH        SOLE     0      0     109400
MILLEA HOLDINGS INC COM                 COM       60032R106    3618     44752    SH        SOLE     0      0     44752
MITSUBISHI TOKYO FINL GROUP SP          COM       606816106    4461     342391   SH        SOLE     0      0     342391
NEWMONT MNG CORP COM                    COM       651639106    1358     28800    SH        SOLE     0      0     28800
NEWPORT CORP COM                        COM       651824104     216     15500    SH        SOLE     0      0     15500
OLD NATL BANCORP IND COM                COM       680033107     388     18294    SH        SOLE     0      0     18294
PNC BANK CORP COM                       COM       693475105    1561     26900    SH        SOLE     0      0     26900
QUEST SOFTWARE INC COM                  COM       74834T103     497     33000    SH        SOLE     0      0     33000
RED HAT INC COM                         COM       756577102    1244     58700    SH        SOLE     0      0     58700
SABRE HLDGS CORP CL A                   COM       785905100    3805     187600   SH        SOLE     0      0     187600
SCHWAB CHARLES CORP NEW COM             COM       808513105    1652     114500   SH        SOLE     0      0     114500
TIDEWATER INC COM                       COM       886423102     316     6500     SH        SOLE     0      0     6500
WEBMD CORP COM                          COM       94769M105     608     54900    SH        SOLE     0      0     54900

LINE COUNT: 26